COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
	RMB	US$
2017	15,028	2,164
2018	10,343	1,490
2019	4,148	597
2020	4,100	591
2021	4,100	591
Thereafter	53,501	7,707
	91,220	13,140